Securities - Schedule of Contractual Maturities of Securities Available-for-Sale and Securities Held-to-Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale, Due in one year or less, Amortized Cost	$ 1,515	$ 3,776
Available-for-Sale, Due after one year through five years, Amortized Cost	109,532	110,173
Available-for-Sale, Due after five years through ten years, Amortized Cost	20,348	12,669
Available-for-Sale, Due after ten years, Amortized Cost	479,547	510,113
Available-for-Sale, Mortgage-backed securities and other securities, Amortized Cost	488,295	540,329
Available-for-Sale, Total, Amortized Cost	1,099,237	1,177,060
Available-for-Sale, Due in one year or less, Estimated Fair Value	1,515	3,816
Available-for-Sale, Due after one year through five years, Estimated Fair Value	106,614	106,436
Available-for-Sale, Due after five years through ten years, Estimated Fair Value	20,650	12,763
Available-for-Sale, Due after ten years, Estimated Fair Value	467,592	482,110
Available-for-Sale, Mortgage-backed securities and other securities, Estimated Fair Value	483,564	534,222
Available-for-Sale, Total, Estimated Fair Value	1,079,935	1,139,347
Held-to-Maturity, Due after one year through five years, Amortized Cost	425	425
Securities held-to-maturity, Amortized Cost	425	425	$ 550
Held-to-Maturity, Due after one year through five years, Estimated Fair Value	456	463
Held-to-Maturity, Total, Estimated Fair Value	$ 456	$ 463	$ 594